                                 MORGAN STANLEY
                          INDIA INVESTMENT FUND, INC.

---------------------------------------------

OFFICERS AND DIRECTORS

Barton M. Biggs               James W. Grisham
CHAIRMAN OF THE BOARD         VICE PRESIDENT
OF DIRECTORS                  Harold J. Schaaff, Jr.
Warren J. Olsen               VICE PRESIDENT
PRESIDENT AND DIRECTOR        Joseph P. Stadler
John Chu                      VICE PRESIDENT
DIRECTOR                      Valerie Y. Lewis
Gerard la Hausse de Louviere  SECRETARY
DIRECTOR                      James R. Rooney
Gerard E. Jones               TREASURER
DIRECTOR                      Joanna M. Haigney
John A. Levin                 ASSISTANT TREASURER
DIRECTOR
Fergus Reid
DIRECTOR

---------------------------------------------
INVESTMENT ADVISER
Morgan Stanley Asset Management Inc.
1221 Avenue of the Americas
New York, New York 10020
--------------------------------------------------------
ADMINISTRATOR
The Chase Manhattan Bank, N.A.
73 Tremont Street
Boston, Massachusetts 02108
--------------------------------------------------------
CUSTODIANS
Morgan Stanley Trust Company (International)
One Pierrepont Plaza
Brooklyn, New York 11201

The Chase Manhattan Bank, N.A. (Domestic)
770 Broadway
New York, New York 10003
--------------------------------------------------------
SHAREHOLDER SERVICING AGENT
American Stock Transfer & Trust Company
40 Wall Street
New York, New York 10005
(800) 278-4353
--------------------------------------------------------
LEGAL COUNSEL
Rogers & Wells
200 Park Avenue
New York, New York 10166
--------------------------------------------------------
INDEPENDENT ACCOUNTANTS
Price Waterhouse LLP
1177 Avenue of the Americas
New York, New York 10036

--------------------------------------------------------
For additional Fund information, including the Fund's net asset value per share and information regarding the investments comprising the Fund's portfolio, please call 1-800-221-6726.

                            ------------------------

                                 MORGAN STANLEY
                                INDIA INVESTMENT
                                   FUND, INC.
                             ---------------------

                              THIRD QUARTER REPORT
                               SEPTEMBER 30, 1995
                      MORGAN STANLEY ASSET MANAGEMENT INC.
                               INVESTMENT ADVISER

LETTER TO SHAREHOLDERS
-------

For the third quarter and nine months ended September 30, 1995, the Fund had a total return, based on net asset value per share, of -6.55% and -26.52%, respectively, as compared to the Bombay Stock Exchange (BSE) National Index returns of 3.65% and -14.91%, respectively, and the U.S. dollar adjusted BSE Sensitive Index returns of -0.43% and -17.74%, respectively. For the period since inception on February 25, 1994 through September 30, 1995, the Fund's total return based on net asset value per share was -25.99% compared to -22.67% for the BSE National Index and -24.34% for the U.S. dollar adjusted BSE Sensitive Index.

Bearish sentiment continues to pervade the Indian markets. The Tata group, which is one of the bluest of blue chip industrial groups of India, recently launched a mutual fund which was significantly undersubscribed. No Tata offerings have ever been undersubscribed in recent decades. This may be an indication of a market bottom.

The underlying growth story continues unchanged. EPS growth rates of 25% for the year ending March 1996, are likely. The broad deep market is trading at a P/E of
10.5. The Indian market has risen in line with earnings over the 1980s and the 1990s. We expect this trend to continue. The current cyclical downturn has to be viewed in this context. The medium term case for having exposure to Indian equities remains strong, and particularly so at these prices.

The Indian rupee has weakened 9% in recent months. A part of this depreciation is related to the overall strengthening of the dollar. Most of it is the pure inflation differential built up over the previous 30 months over which the rupee had been flat. We do not expect the rupee to depreciate more than the inflation differential in coming years, i.e. about 5% a year. In other words, in real terms the rupee should remain steady. We expect the currency to stabilize around Rs. 34.50/ Dollar. Stock markets are a good hedge against undervalued currencies depreciating. A Mexican-like situation is unlikely in India.

Politics is moving in favor of the ruling Congress party. Elections are probably due in May-June next year. Irrespective of the outcome, the Indian growth story is going to remain unchanged. Political risk is way over-discounted by the market at current prices.

Patience is key at this point of any cyclical correction. It is very easy, but very foolish, to lose hope at the bottom. India is poised to surprise us on the upside in the medium term.

Sincerely,

           [SIG]

Warren J. Olsen
PRESIDENT

          [SIG]

Vinod Sethi
PORTFOLIO MANAGER

November 7, 1995

Morgan Stanley India Investment Fund, Inc.
Investment Summary as of September 30, 1995
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

HISTORICAL
INFORMATION
                                                     TOTAL RETURN (%)
                       ----------------------------------------------------------------------------
                           MARKET VALUE (1)        NET ASSET VALUE (2)            INDEX (3)
                       ------------------------  ------------------------  ------------------------
                                      AVERAGE                   AVERAGE                   AVERAGE
                        CUMULATIVE     ANNUAL     CUMULATIVE     ANNUAL     CUMULATIVE     ANNUAL
                       ------------------------  ------------------------  ------------------------
CURRENT QUARTER              1.22%          --        -6.55%          --        -0.43%          --

FISCAL YEAR TO DATE         -7.78           --       -26.52           --       -17.74%          --

ONE YEAR                   -24.77       -24.77%      -30.24       -30.24%      -25.12       -25.12%

SINCE INCEPTION*           -25.31       -16.72       -25.99       -17.20       -24.34       -16.05

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE.

--------------------------------------------------------------------------------

RETURNS AND PER SHARE INFORMATION (2)

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

PERIODS ENDED SEPTEMBER 30:
                                            1994       9 MONTHS ENDED 9/30/95 (Unaudited)
Net Asset Value                           $13.99                                   $10.28
Capital Gains and Other Distributions       0.17
Total Return (2)                           0.72%                                 (26.52%)
Index Total Return (3)                   (8.03%)                                 (17.74%)

(1)Assumes dividends and distributions, if any, were reinvested.

(2)Total investment return based on per share net asset value reflects the effects of changes in net asset value on the performance of the Fund during each period, and assumes dividends and distributions, if any, were reinvested. These percentages are not an indication of the performance of a shareholder's investment in the Fund based on market value due to differences between the market price of the stock and the net asset value of the Fund.

(3)US dollar adjusted Bombay Stock Exchange (BSE) Sensitive Index

*The Fund commenced operations on February 25, 1994.

Morgan Stanley India Investment Fund, Inc.
Portfolio Summary as of September 30, 1995
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

PORTFOLIO INVESTMENTS DIVERSIFICATION

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

       PORTFOLIO
    DIVERSIFICATION
Equity Securities            95.0%
Debt Securities               0.8%
Short-Term Investments        4.2%

--------------------------------------------------------------------------------

SECTORS

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

Automobiles                            14.5%
Energy Equipment & Services            10.8%
Textiles & Apparel                      7.5%
Health & Personal Care                  6.1%
Financial Services                      5.7%
Chemicals                               4.9%
Telecommunications                      4.7%
Banking                                 4.6%
Building Materials & Components         4.5%
Other                                  36.7%

--------------------------------------------------------------------------------

TEN LARGEST HOLDINGS

       1.  Bharat Heavy Electricals
       2.  Housing Development Finance Corp.
       3.  Tata Engineering & Locomotive
       4.  State Bank of India
       5.  Mahanagar Telephone Nigan
       6.  Tata Iron & Steel
       7.  Hindalco
       8.  Crompton Greaves
       9.  Ballarpur Industries Ltd.
      10.  Associated Cement Co.

INVESTMENTS (UNAUDITED)

---------

SEPTEMBER 30, 1995

                                                            VALUE
                                             SHARES         (000)
---------------------------------------------------------
------------
INDIAN COMMON STOCKS (93.9%)
(Unless otherwise noted)
-----------------------------------------------------------------
-------------
APPLIANCES & HOUSEHOLD DURABLES (0.1%)
  Kelvinator                                125,585  U.S.$    314
  TVS Whirlpool Ltd.                        200,000           183
                                                     ------------
                                                              497
                                                     ------------
-----------------------------------------------------------------
-------------
AUTOMOBILES (14.5%)
  Apollo Tyres Ltd.                         359,925         1,517
  Apollo Tyres Ltd. (Rights)                    426            --
  Apollo Tyres Ltd. (Warrants)               91,777            66
  Ashok Leyland                             424,320         1,676
  Autolec Industries                        178,500           542
  Autolec Industries, 'B'                    62,545           190
  Autolite Ltd.                              88,200           520
  Autolite Ltd. (New)                        44,470           262
  Ceat Tyres                                473,619           949
  Eicher Motors Ltd.                            100            --
  Escorts Ltd.                              121,050           396
  Escorts Tractors Ltd.                       1,900             8
  Harig Crankshafts Ltd.                    210,400            79
  Hero Honda                                169,421         1,179
  Hitech Gears                               94,000           191
  Invel Transmissions                        15,071            14
  Invel Transmissions (Rights)                  500            --
  Jai Parabolic Spring Ltd.                     100            --
  Jay Bharat Maruti                          92,800           175
  LML Ltd.                                  186,000           603
  Lumax Automatic Parts Industries          215,400           800
  Mahindra & Mahindra Ltd.                    1,756            19
  Modi Rubber                               720,438         1,019
  Motherson Sumi                            150,700           489
  Motor Industries Co. Ltd.                  33,915         6,058
  MRF Ltd.                                   54,050         2,872
  Omax Autos Ltd.                            75,900           103
  Pan Auto Ltd.                             300,000           113
  Patheja Forgings & Auto Parts             450,000         2,149
  Premier Instruments Ltd. 'B'              245,987         1,356
  Premier Instruments Ltd. (Rights)              17            --
  Rane Madras Ltd.                           86,300           740
  Rico Auto                                  22,000            75
  S.K.F. Bearings Ltd.                       16,500         1,357
  Sona Steering System                       15,800            44
  SRF Nippondenso                           650,100         1,686
  Subros Auto Ltd.                           98,000           301
  Subros Auto Ltd. (New)                     61,395           188
  Sundaram Abex Ltd.                         24,700           153
  Sundaram Fasteners Ltd.                   388,400         6,068
  Swaraj Engines Ltd.                        45,000           395
  Tata Engineering & Locomotive             892,804        17,580
  Tube Investments Of India GDR             148,600           836
  VST Tillers & Tractors                    173,000           296
                                                     ------------
                                                           53,064
                                                     ------------
-----------------------------------------------------------------
-------------

                                                            VALUE
                                             SHARES         (000)

---------------------------------------------------------
------------
BANKING (4.6%)
  Federal Bank Ltd.                         253,000  U.S.$  1,768
  State Bank of India                     2,359,150        15,264
                                                     ------------
                                                           17,032
                                                     ------------
-----------------------------------------------------------------
-------------
BEVERAGES & TOBACCO (0.1%)
  McDowell & Co.                            228,000           208
  United Breweries                          219,300           168
                                                     ------------
                                                              376
                                                     ------------
-----------------------------------------------------------------
-------------
BROADCASTING & PUBLISHING (0.7%)
  Control Print (India) Ltd.                 75,000            54
  Control Print (India) Ltd. (New)           27,500            20
  New Delhi Television                       66,660         1,326
  Tata Press                                137,050         1,111
                                                     ------------
                                                            2,511
                                                     ------------
-----------------------------------------------------------------
-------------
BUILDING MATERIALS & COMPONENTS (4.5%)
  Associated Cement Co.                      64,620         6,267
  Bell Ceramics Ltd.                        170,875           131
  Bell Ceramics (Rights)                    256,312            26
  Dalmia Cement                             125,000         1,332
  Gujarat Sidhe Cement Ltd.               2,500,000           921
  India Cements Ltd. GDR                     85,000           734
  Madras Cements                             16,895         4,482
  Murudeshwar Ceramics Ltd.                 346,800           971
  Mysore Cements Ltd.                         1,700             2
  Orissa Cement                              87,100           762
  Priyadarshini Cement Ltd.                 241,600           215
  Shree Cement                              224,050           403
  Somani Cement Co. Ltd.                    200,000           342
                                                     ------------
                                                           16,588
                                                     ------------
-----------------------------------------------------------------
-------------
BUSINESS & PUBLIC SERVICES (0.2%)
  Elbee Services Ltd.                       182,700           792
                                                     ------------
-----------------------------------------------------------------
-------------
CHEMICALS (4.9%)
  Atul Products Ltd.                        255,549           640
  Atul Products Ltd. (New)                   90,000           225
  Chemicals and Plastics                    100,000           371
  Colour Chem Ltd.                           13,645         1,174
  Goodlass Nerolac Paints Ltd.               65,000           372
  Gujarat Narmada Valley Fertilizers
   Ltd.                                     477,400           760
  Gujarat Narmada Valley Fertilizers
   Ltd. GDR                                 212,000         1,617
  Hindustan Organic Chemicals               250,000           220
  ICI India Ltd.                            385,300         1,931
  Indian Dyestuff Industries Ltd.           132,745           170
  Indian Dyestuff Industries Ltd.
   (Rights)                                      30            --
  Indian Organic Chemical Ltd.              732,550           896
  Indian Petro Chemical Corp.               611,400         2,487
-----------------------------------------------------------------
-------------

                                                            VALUE
                                             SHARES         (000)
---------------------------------------------------------
------------
CHEMICALS (CONTINUED)
  Indian Petro Chemical Corp. GDR            22,000  U.S.$    297
  Indo Gulf Fertilizer & Chemical
   (New)                                    147,200           256
  ITC Agrotech Co.                           95,800           249
  ITC Agrotech Co. (Rights)                  95,800            62
  Jayant Agro                               132,100           701
  Jaysynth Dyechem                          340,500         1,506
  Metrochem Industries Ltd.                 209,000           530
  National Organic Chemical
   Industries                                18,150            53
  Reliance Industries Ltd.                  214,707         1,734
  Sudarsha Chemicals                        154,480         1,380
  Tainwala Chemicals & Plastics              84,609            92
  Tamil Nadu Petrochemicals                   1,700             2
  Vippy Solvex Products Ltd.                250,000           147
                                                     ------------
                                                           17,872
                                                     ------------
-----------------------------------------------------------------
-------------
CONSTRUCTION & HOUSING (0.3%)
  Bharat Pipes & Fittings Ltd.              522,020           223
  Kunstoffe Industries Ltd.                 118,400            62
  Kunstoffe Industries (New)                 65,200            34
  Nagarjuna Construction                    156,100           783
                                                     ------------
                                                            1,102
                                                     ------------
-----------------------------------------------------------------
-------------
ELECTRICAL & ELECTRONICS (1.8%)
  AKG Acoustics (India) Ltd.                 81,300            97
  Asian Electronics                         148,000         2,181
  Bajaj Electricals Ltd.                     79,350           940
  BPL Ltd.                                  709,900         2,009
  Centrum Electronics                       200,000            65
  Esab India Ltd.                           564,330         1,007
  O.E.N. Connectors Ltd.                    177,526           366
                                                     ------------
                                                            6,665
                                                     ------------
-----------------------------------------------------------------
-------------
ELECTRONIC COMPONENTS & INSTRUMENTS (3.3%)
  Fujitsu ICIM                              221,950           386
  Infosys Technology Ltd.                   167,100         2,281
  Mastek Ltd.                               126,400           950
  Onida Savak                                 3,110             2
  Peico Electronics & Electric              894,150         5,535
  Punjab Anand Lamp Industries Ltd.         227,000           402
  Rolta India Ltd.                        1,411,200           998
  Salora International Ltd.                 243,000           358
  Samtel Colour                             521,300           730
  Satyam Computer                           125,000           182
  Vikas Hybrids & Electronics Ltd.           61,000           158
                                                     ------------
                                                           11,982
                                                     ------------
-----------------------------------------------------------------
-------------
                                                            VALUE
                                             SHARES         (000)

---------------------------------------------------------
------------
ENERGY EQUIPMENT & SERVICES (10.8%)
  Bharat Heavy Electricals                7,000,000  U.S.$ 21,665
  Crompton Greaves                        1,213,830         6,977
  Datar Switchgear Ltd.                     140,200           822
  Graphite India Ltd.                       100,000           277
  Jyoti Structure                           148,250           699
  KEC International Ltd.                    197,900           718
  Kirloskar Oil Engine                      380,840         1,572
  Modern Malleables                         250,000           700
  Modern Malleables (New)                   170,000           476
  Ramco                                     113,800         2,415
  S & S Power Switchgear Ltd.               263,105         1,567
  Shriram Honda Power Equipment             299,265         1,411
  Uniflex Cables Ltd.                       137,700           246
  Uniflex Cables Ltd. (New)                  68,100           121
  Uniflex Cables Ltd. (New)                  81,600           146
  Uniflex Cables Ltd. (Rights)                  200            --
                                                     ------------
                                                           39,812
                                                     ------------
-----------------------------------------------------------------
-------------
FINANCIAL SERVICES (5.7%)
  Canfin Homes                            1,011,100           819
  Housing Development Finance Corp.         238,806        18,267
  ICICI                                     352,331           966
  ICICI (New)                               235,233           645
  LKP Merchant Finance Ltd.                   1,500             2
  SCICI                                     121,400           135
  SCICI (Rights)                             98,500            --
  Sundaram Finance                              150             2
                                                     ------------
                                                           20,836
                                                     ------------
-----------------------------------------------------------------
-------------
FOOD & HOUSEHOLD PRODUCTS (0.9%)
  American Dry Fruits                       538,500           611
  Andhra Sugars Ltd.                            100            --
  Aruna Sugars & Enterprises                 12,450            12
  Brooke Bond Lipton                          1,000             8
  Dhampur Sugar Mills Ltd.                  100,000           357
  Sakthi Sugar Ltd.                         164,665           202
  Satnan Overseas Ltd.                      124,700           179
  Thiru Arooran Sugars                      264,500           741
  Umred Agro Complex Ltd.                   124,500            39
  Vadilal Industries Ltd.                   250,000           258
  Western Hatcheries                        237,933           771
                                                     ------------
                                                            3,178
                                                     ------------
-----------------------------------------------------------------
-------------
FOREST PRODUCTS & PAPER (2.8%)
  Andhra Paper                               19,610         1,460
  Ballarpur Industries Ltd.               1,166,353         6,910
  Paper Products Ltd. (New)                 170,000           576
  Paper Products Ltd. (Rights)               42,500            19
  Pudumjee                                  221,600         1,202
  Sharp Industries                           42,000            28
                                                     ------------
                                                           10,195
                                                     ------------
-----------------------------------------------------------------
-------------

                                                            VALUE
                                             SHARES         (000)
---------------------------------------------------------
------------
HEALTH & PERSONAL CARE (6.1%)
  Apollo Hospitals Enterprises Ltd.         500,000  U.S.$    486
  Crossland Research Labs Ltd.              190,000         2,016
  E Merck (India) Ltd.                      355,250         1,738
  Godrej Soaps                              602,050         1,827
  Hindustan CIBA-GEIGY Ltd.                  25,835         2,125
  Hoechst India Ltd.                        490,000         3,524
  Hoechst Schering Agrevo Ltd.              123,400         1,218
  Indian Shaving                            171,700         1,139
  Lakme Ltd.                                 50,000           442
  Pfizer Ltd.                                66,450           476
  Ranbaxy Labs Ltd.                          75,000         1,623
  Ranbaxy Labs Ltd. (Warrants)               40,000           692
  Sandoz (India) Ltd.                        25,000           363
  Sol Pharma                                 59,900           162
  Sun Pharmaceutical Industries Ltd.        325,000         2,625
  TTK Biomed Ltd.                           143,700           284
  Unichem Labs Ltd.                         162,700         1,511
                                                     ------------
                                                           22,251
                                                     ------------
-----------------------------------------------------------------
-------------
INDUSTRIAL COMPONENTS (0.7%)
  Carborondum Universal                     373,300         1,684
  Chicago Pneumatic India Ltd.              153,500           796
                                                     ------------
                                                            2,480
                                                     ------------
-----------------------------------------------------------------
-------------
LEISURE & TOURISM (0.3%)
  Asian Hotels Ltd.                          85,350           541
  Indian Hotels Co.                          32,300           520
  Kamata Hotels India Ltd.                  300,000           236
                                                     ------------
                                                            1,297
                                                     ------------
-----------------------------------------------------------------
-------------
MACHINERY & ENGINEERING (3.4%)
  Ahmed Forge                               166,200           377
  Artson Engineering Ltd.                   192,693           222
  Bharat Forge Co. Ltd.                     392,918         1,529
  Indian Seamless Metal Tubes               375,800           820
  Indian Seamless Metal Tubes
   (Rights)                                     400            --
  Kabra Extrusion Technik Ltd.              153,000           559
  Lakshmi Machine Works Ltd.                  4,045         1,443
  Lakshmi Synthetic Machinery               152,400           413
  Praj Industries Ltd.                      153,200           880
  Thermax Ltd.                              365,000         3,486
  Wartsila Diesel Ltd.                      441,500         2,681
                                                     ------------
                                                           12,410
                                                     ------------
-----------------------------------------------------------------
-------------
METALS -- NON-FERROUS (2.4%)
  Hindalco                                  258,500         7,437
  Indian Aluminum                            67,600           401
  Pennar Aluminum Co.                     1,629,800           925
  SKS Ltd.                                  100,000           147
                                                     ------------
                                                            8,910
                                                     ------------
-----------------------------------------------------------------
-------------
                                                            VALUE
                                             SHARES         (000)

---------------------------------------------------------
------------
METALS -- STEEL (4.1%)
  Bellary Steels & Alloys Ltd.                  300  U.S.$     --
  India Seamless Steel & Alloys             916,900           263
  Isibars Ltd.                              500,000         1,046
  Mahindra Ugine Steel Co. Ltd.                  50            --
  Mukand Iron & Steel Works                 212,991         1,689
  Panchmahal Steels Ltd.                    197,700           653
  Sesa Goa Ltd.                              86,970         1,007
  Sesa Goa Ltd. (Rights)                     26,142           228
  Shri Ishar Alloy Steels                    50,000            57
  Shri Ishar Alloy Steels 'B'               319,500           363
  Special Steels Ltd.                        62,550           256
  Tata Iron & Steel                       1,226,567         8,786
  Uttam Galva Steels Ltd.                   753,600           550
                                                     ------------
                                                           14,898
                                                     ------------
-----------------------------------------------------------------
-------------
MISCELLANEOUS MATERIALS & COMMODITIES (2.4%)
  Asian Paints Ltd.                         118,240         2,210
  Container Corp. of India                2,274,600         5,263
  Flex Industries                            68,858           321
  Flex Industries (Rights)                   27,866            --
  Flex Industries (Warrants)                 53,939           239
  Garware Plastics & Polyester                  525             3
  Garware Plastics & Polyester (Rights)         275            --
  Pearl Polymers Ltd.                       338,300           658
  PVD Plastic Mouldings Industries          152,400            87
  Shrenujur Co. Diamond                       1,400             2
  Su-Raj Diamonds                            10,000            20
  Su-Raj Diamonds (Rights)                      450            --
  Su-Raj Diamonds (Warrants)                 31,900            --
                                                     ------------
                                                            8,803
                                                     ------------
-----------------------------------------------------------------
-------------
MULTI-INDUSTRY (3.5%)
  BOC India Ltd.                            131,500           407
  E.I.D. Parry Ltd. GDR                      94,320           354
  Grasim Industries Ltd.                    284,905         4,955
  IFB Industries Ltd.                       146,400           604
  Indian Rayon & Industries Ltd.              2,190            31
  Indian Rayon & Industries Ltd. GDS         50,000           725
  Indian Rayon & Industries Ltd. GDS (New)    8,900           122
  Kothari Sugars & Chemicals                191,700           220
  Larsen & Toubro                            24,697           203
  Master Gain 1992 (Units)                4,349,100         1,513
  Master Shares Ltd.                      1,943,700           888
  S&S Industries & Enterprises Ltd.         597,340           322
  Shriram Industrial Enterprises
   Ltd.
   GDR (Warrants)                            34,000             9
  Standard Industries Ltd.                  121,366           100
  Straw Products Ltd.                       382,498         1,624
  VXL Ltd.                                  712,710           751
                                                     ------------
                                                           12,828
                                                     ------------
-----------------------------------------------------------------
-------------

                                                            VALUE
                                             SHARES         (000)
---------------------------------------------------------
------------
RECREATION, OTHER CONSUMER GOODS (3.0%)
  Blow Past Ltd.                            227,100  U.S.$  1,305
  Cosmo Films Ltd.                          209,900           873
  Essel Packaging Ltd.                      368,225         2,290
  Kitply Industries Ltd.                        540             1
  Modi Xerox                                652,950         3,368
  Navneet Publications                      152,400           674
  Premier Vinyl Floors Ltd.                   1,050             1
  VIP Industries                            161,900           372
  Zee Telefilms Ltd.                        396,400         2,138
                                                     ------------
                                                           11,022
                                                     ------------
-----------------------------------------------------------------
-------------
TELECOMMUNICATIONS (4.7%)
  Cable Corp.                                15,800            44
  Indian Telephone Industries               832,700           761
  Mahanagar Telephone Nigan               2,836,300        13,293
  Modi Steels Ltd.                          124,000           494
  Punjab Wire                               138,700           879
  Surana Telecom Ltd.                       148,700           127
  Videsh Sanchar Nigam Ltd.                  75,000         1,879
                                                     ------------
                                                           17,477
                                                     ------------
-----------------------------------------------------------------
-------------
TEXTILES & APPAREL (7.5%)
  A.P. Rayon                                470,600           971
  Arun Proce                                167,000            49
  Arvind Mills Ltd.                         194,048           818
  Baroda Rayon Corp.                             30            --
  Baroda Rayon Corp. (Rights)                    15            --
  Bata India Ltd.                           154,100           341
  Century Textiles & Industries GDR           6,500         1,203
  Coates of India Ltd.                      248,000         1,791
  Coates Viyella Ltd.                       170,000           621
  Coates Viyella Ltd. (New)                  13,260            48
  Coates Viyella Ltd. (Rights)                   30            --
  Cosmos Leather Exports Ltd.               325,000           237
  DCL Polyesters Ltd.                       705,250           499
  Deepak Spinners Ltd.                        2,500             3
  Delta Industries Ltd.                     380,000         1,109
  G.T.N. Textiles                           316,500         1,166
  Indorama Synthetics                     1,034,638         1,296
  J.K. Synthetics Ltd.                    2,094,786         1,991
  Mahavir Spinning Mills Ltd.               441,000         1,898
  Maral Overseas Ltd.                       650,800           787
  Modi Threads Ltd.                         662,300           151
  Precot Mills Ltd. (New)                    66,777           276
  Priyadarshini Spinning                    177,100           144
  Raymond Ltd.                              418,100         3,500
  Raymond Ltd. GDR                          202,000         3,307
  Santogen                                  318,000           159
  Shree Rajasthan Syntex                    266,550           409
  SIV Industries Ltd. (Units)               104,500         1,097
  SRF Ltd.                                  470,164           998
  Super Spinning Mills Ltd.                 200,357           709
  Vardhaman Polytech                        283,600           393
  Vardhaman Polytech (Rights)                   200            --
  Vardhaman Spinning & General Mills
   Ltd.                                      34,500           158
  Viral Synte                               250,000           483
  Woolworth India                           478,320           902
  Woolworth India (Rights)                      430            --
                                                     ------------
                                                           27,514
                                                     ------------
-----------------------------------------------------------------
-------------
                                                            VALUE
                                             SHARES         (000)

---------------------------------------------------------
------------
TRANSPORTATION -- SHIPPING (0.6%)
  Chowgule Steamships Ltd. (New)                225  U.S.$     --
  Great Eastern Shipping Ltd.             1,097,800         1,780
  Great Eastern Shipping Ltd. GDR            20,000           183
  Mercator Lines Ltd.                       200,000           125
                                                     ------------
                                                            2,088
                                                     ------------
-----------------------------------------------------------------
-------------
UTILITIES -- ELECTRICAL & GAS (0.0%)
  Andhra Valley Power Supply                  2,345             6
  CESC Ltd. (Preferred Warrants),
   U.S. $7.62, expiring 4/24/96             353,000            28
  Tata Hydro Electric Power Supply
   Co. Ltd.                                     600             2
                                                     ------------
                                                               36
                                                     ------------
-----------------------------------------------------------------
-------------
WHOLESALE & INTERNATIONAL TRADE (0.0%)
  Alpha Geo                                 100,000           113
  Uniworth International Ltd.                 5,600             4
                                                     ------------
                                                              117
                                                     ------------
-----------------------------------------------------------------
-------------
TOTAL INDIAN COMMON STOCKS
  (Cost U.S.$457,435)                                     344,633
                                                     ------------
-----------------------------------------------------------------
-------------
                                               FACE
                                             AMOUNT
                                              (000)
---------------------------------------------------------
------------
FIXED INCOME SECURITIES (0.8%)
---------------------------------------------------------
------------
CONSUMER GOODS (0.2%)
  Srishti Video Corp. 12.00%,
   12/12/95                             INR     225           398
  Srishti Video Corp. 12.00%,
   11/12/96                                     225           398
                                                     ------------
                                                              796
                                                     ------------
-----------------------------------------------------------------
-------------
MACHINERY & ENGINEERING (0.1%)
  Indian Seamless Metal Tubes
   (Convertible) 10.00%, 7/13/96             13,950           312
                                                     ------------
-----------------------------------------------------------------
-------------
MISCELLANEOUS MATERIALS & COMMODITIES (0.2%)
  Garware Plastics & Polyester
   16.00%, 5/1/05                               277           818
                                                     ------------
-----------------------------------------------------------------
-------------
WHOLESALE & INTERNATIONAL TRADE (0.3%)
  Chemox Chemical Industries Ltd.
   14.00%, 12/31/00                             250           486
  Chemox Chemical Industries Ltd.
   (Convertible) 14.00%, 7/1/96                 250           486
                                                     ------------
                                                              972
                                                     ------------
-----------------------------------------------------------------
-------------
TOTAL FIXED INCOME SECURITIES
  (Cost U.S.$3,524)                                         2,898
                                                     ------------
-----------------------------------------------------------------
-------------

                                                   AMOUNT         VALUE
                                                    (000)         (000)
---------------------------------------------------------
------------
FOREIGN CURRENCY ON DEPOSIT WITH CUSTODIAN (4.1%)
(Interest Bearing Demand Account)
  Indian Rupee
  (Cost U.S.$15,487)                          INR 511,085  U.S.$ 15,065
                                                           ------------
-----------------------------------------------------------------
-------------
TOTAL INVESTMENTS (98.8%)
  (Cost U.S.$476,446)                                           362,596
                                                           ------------
-----------------------------------------------------------------
-------------
OTHER ASSETS AND LIABILITIES (1.2%)
  Other Assets                                U.S. $8,552
  Liabilities                                      (3,973)        4,579
                                              -----------  ------------
-----------------------------------------------------------------
-------------


                                                                  VALUE
                                                                  (000)
---------------------------------------------------------
------------
NET ASSETS (100%)
  Applicable to 35,707,092, issued and outstanding
   U.S.$.01 par value shares (100,000,000 shares
   authorized)                                             U.S.$367,175
                                                          -------------
-----------------------------------------------------------------
-------------
NET ASSET VALUE PER SHARE                                  U.S.$  10.28
                                                          -------------
-----------------------------------------------------------------
-------------

GDR -- Global Depositary Receipt
GDS -- Global Depositary Share

                                       8